OneAmerica Investment Grade Portfolio
OneAmerica Investment Grade Portfolio
Investment Objective:
To provide a high level of current income consistent with prudent investment risk.
A secondary investment objective is to provide capital appreciation to the extent consistent with the primary objective.
Fees and Expenses of the Portfolio:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect charges and fees associated with a separate account that invests in the Portfolio or any insurance contract for which the Portfolio is an investment option. If such charges and fees were included, the fees and expenses shown below would be higher.

Annual Portfolio Operating Expenses as of December 31, 2015 (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - OneAmerica Investment Grade Portfolio	Class O	Advisor Class
Management Fees	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	none	0.30%
Other Expenses	0.16%	0.16%
Total Annual Portfolio Operating Expenses	0.66%	0.96%

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5 percent return each year and that the Portfolio's operating expenses remain the same. If separate account and/or insurance contract fees and charges were reflected, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - OneAmerica Investment Grade Portfolio - USD ($)	1 Year	3 Years	5 Years	10 Years
Class O	67	211	368	822
Advisor Class	98	306	530	1,175

Portfolio Turnover:

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in this example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 25 percent of the average value of its portfolio.

Principal Investment Strategies:

To achieve its objectives, the Portfolio primarily invests in income producing securities such as corporate bonds, U.S. government debt securities, convertible bonds, mortgage and asset-backed securities, and preferred stocks. The various income producing securities may or may not be backed by the full faith and credit of the U.S. government.

The Portfolio may invest in bonds of any maturity. The average maturity and type of bonds in the Portfolio change based on the Investment Adviser's view of market conditions and the likelihood of a change in interest rates for the different types of bonds the Portfolio buys.

Typically, the Portfolio's investments will include U.S. government debt securities, corporate bonds and high quality mortgage and asset-backed securities.

The Investment Adviser believes that having mostly investment grade bonds in the Portfolio should decrease the risk of losing principal and interest. However, if the Investment Adviser feels that it can take advantage of higher yields offered by bonds that are not investment grade ("junk bonds"), the Portfolio may invest up to 10 percent of its assets in such bonds. Bonds that are not investment grade have a higher risk of losing principal and interest than investment grade bonds.

The Portfolio has adopted a policy to invest, under normal circumstances, at least 80 percent of the value of the Portfolio's assets, including amounts borrowed for investment purposes, in investment grade bonds.

In addition, the Portfolio may also invest in securities issued by foreign companies.

Principal Risks of Investing in the Portfolio:

An investment in the Portfolio involves risk, including possible loss of the principal amount invested; therefore, you could lose money by investing in the Portfolio. The Portfolio is subject to the general risk that its investment objective or objectives will not be achieved, or that a portfolio manager will make investment decisions or use strategies that do not accomplish their intended goals. In addition, the principal risks of investing in the Portfolio are:

•  Credit Risk. The Portfolio's investments, and particularly investments in convertible securities and fixed income securities, may be affected by the creditworthiness of issuers in which the Portfolio invests. Changes in financial strength, or perceived financial strength, of a company may affect the value of its securities and its ability to make payments of interest and principal and, therefore, impact the value of the Portfolio's shares if it invests in the company's securities. Further, investments in junk bonds are subject to credit risk to a greater degree than higher rated, investment grade securities.

•  Foreign Investment Risk. The Portfolio may invest in securities issued by foreign companies, which may pose a greater degree of risk. Foreign companies may be subject to disclosure, accounting, auditing and financial reporting standards and practices that are different from those to which U.S. issuers are subject. Accordingly, the Portfolio may not have access to adequate or reliable company information. In addition, political, economic and social developments in foreign countries and fluctuations in currency exchange rates may affect the operations of foreign companies or the value of their securities. Risks posed by investing in the securities of foreign issuers may be particularly acute with respect to issuers located in lesser developed, emerging market countries.

•  High-Yield Risk. High-yield, high-risk bonds (also known as "junk bonds") have speculative characteristics, including particularly high credit risk. High-yield bonds tend to be less liquid than higher-rated securities. The liquidity of specific issuers or industries within a particular investment category may be diminished or disappear suddenly and without warning. The high-yield bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market's psychology.

•  Interest Rate Risk. Since the Portfolio invests in fixed income securities, changes in interest rates will affect the value of its investments, generally inversely with changes in interest rates.

•  Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the general economic or political conditions or to the issuer, such as management performance, financial leverage, operating leverage and reduced demand for the issuer's goods or services.

•  Manager Risk. The manager's selection of securities for the Portfolio may cause the Portfolio to underperform other funds or benchmarks.

•  Market Risk. The Portfolio's net asset value fluctuates in response to securities market movements. The Portfolio could lose money over short periods due to fluctuations in the Portfolio's net asset value in response to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or to factors that affect a particular industry or industries. During a general economic downturn in the securities markets, multiple asset classes may be negatively affected.

•  Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. They may be especially subject to interest rate risk, as well as prepayment risk/extension risk.

•  Prepayment Risk/Extension Risk. The Portfolio may invest in fixed income securities that may be paid off sooner than expected because borrowers prepaid or refinanced their obligations. If there is such a prepayment and interest rates are falling, the Portfolio may have to reinvest the unanticipated proceeds at lower interest rates, which may result in a decline in the Portfolio's income. During periods of rising interest rates, borrowers may pay off their obligations in connection with these securities later than expected, preventing the Portfolio from reinvesting principal proceeds at higher interest rates and resulting in less income than otherwise might be available, as well as increasing the exposure of the Portfolio to further reductions in the securities' values resulting from increases in interest rates.

•  Style Risk. If at any time the market does not favor the Portfolio's investment style, the Portfolio's gains may not be as big as, or its losses may be bigger than, other funds using different investment styles.

Performance Information:

The bar chart and tables below provide some indication of the risks of investing in the Investment Grade Bond Portfolio. The bar chart shows changes in the Portfolio's performance from year to year for the last ten (10) years. Performance numbers shown in the Average Annual Total Returns table demonstrate the average annual total return of the Portfolio as of December 31, 2015, compared to the Barclays Capital U.S. Aggregate Index (a broad market fixed income index) for one (1), five (5), and ten (10) years. Investors cannot directly invest in an index and unlike the Portfolio, an index is unmanaged and does not incur transaction or other expenses. Although Class O and the Advisor Class shares would have similar annual returns (because all the Portfolio's shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Class O performance because of the lower expenses paid by Class O shares. The information does not reflect charges and fees associated with a separate account that invests in the Portfolio or any insurance contract for which the Portfolio is an investment option. These charges and fees will reduce returns. The Portfolio's past performance is not necessarily indicative of how the Portfolio will perform in the future.

Annual Returns, Class O Shares (by calendar year 2006-2015)

Highest/Lowest quarterly results during this time period for the Class O shares were: Highest: 5.9 percent (quarter ended June 30, 2009) Lowest: -2.5 percent (quarter ended June 30, 2013)
Average Annual Total Returns (for the periods ended December 31, 2015)
Average Annual Returns - OneAmerica Investment Grade Portfolio	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class O	0.21%	2.95%	4.60%
Advisor Class	(0.11%)	2.64%	4.29%
Barclays Capital U.S. Aggregate Index	0.55%	3.25%	4.51%